Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of estimated useful lives of the intangible assets

Licensed copyrights of video content	shorter of the licensed period or projected useful life of the video content
License rights of mobile games	shorter of the licensed period or projected useful life of mobile games
Domain names and others	0.5 - 10 years

Schedule of net revenues disaggregated by revenue sources

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Mobile game	342,382	2,058,226	2,936,331
Advertising	60,727	159,160	463,490
Live broadcasting and VAS	79,656	176,443	585,643
E-commerce and others	40,545	74,620	143,467
Total net revenues	523,310	2,468,449	4,128,931

Schedule of appropriations to general reserve funds and statutory surplus funds

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB in thousands
Appropriations to general reserve funds and statutory surplus funds	978	2,480	3,591